Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

November 4, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the series WCM Small Cap Growth Fund and WCM Focused Small Cap Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 1048 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on October 29, 2019.

If you have any questions or require further information, do not hesitate to contact me at 626-385-5777.

Sincerely,

/s/ Diane J. Drake

Diane J. Drake

Secretary